Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
From time to time, we grant stock options and RSUs to our employees, including our NEOs. We award new hire equity grants on or soon after a new hire’s start date of employment with us. We also provide annual long-term incentive grants consisting of our stock options and/or RSUs. Our process is to grant the annual long-term incentive awards on the date following the conclusion of our annual compensation cycle, as determined when the Chief Executive Officer and Chief Financial Officer approve all non-executive compensation. That specific date for Chief Executive Officer approval is set and determined in advance based on the entirety of the performance management and compensation cycles.
At a regularly scheduled meeting of our Board and Compensation Committee, which is typically held in December of each year, our Board and Compensation Committee have a long-standing practice of reviewing our results for the most recently completed fiscal year, and reviewing our financial plan and strategy for the upcoming fiscal year. At these meetings, the Compensation Committee also reviews the performance of our NEOs with the Chief Executive Officer and based on those reviews, approves the grant of cash bonuses and equity awards for each individual’s performance (other than the Chief Executive Officer) on the most recently completed fiscal year and establish their salaries for the current fiscal year. The Compensation Committee, without the Chief Executive Officer present, recommends to the Board grants of cash bonuses and equity awards for the Chief Executive Officer on the most recently completed fiscal year and any change to the Chief Executive Officer’s salary for the current fiscal year. After further reviews and discussions, the Board determines whether to approve the Compensation Committee’s recommendations as to grants of cash bonuses and equity awards for the Chief Executive Officer on the most recently completed fiscal year and any change to the Chief Executive Officer’s salary for the current fiscal year. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about us when determining the timing of grants and generally does not time grants of stock options in relation to our public disclosure of MNPI. During the year ended December 31, 2025, we did not time the release of MNPI for the purpose of affecting the value of executive compensation, and none of our NEOs were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method	That specific date for Chief Executive Officer approval is set and determined in advance based on the entirety of the performance management and compensation cycles.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false